UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 1414 Avenue of the Americas
                            New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2008

Date of reporting period: 3/31/2008

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 111.6%

Consumer Products – 6.0%
Apparel, Shoes and Accessories - 2.1%
Columbia Sportswear	34,600	$1,523,438
Delta Apparel [a,b,c]	605,560	3,657,582
Kenneth Cole Productions Cl. A	35,000	592,900
K-Swiss Cl. A	160,000	2,531,200
Lazare Kaplan International [c]	103,600	870,240
Polo Ralph Lauren Cl. A	17,500	1,020,075
Timberland Company Cl. A [b,c]	17,500	240,275
Tod’s	30,000	1,845,638
Weyco Group	307,992	9,138,123

		21,419,471

Collectibles - 0.6%
Leapfrog Enterprises Cl. A [b,c]	175,000	1,233,750
RC2 Corporation [c]	132,600	2,780,622
Russ Berrie & Company [c]	124,300	1,747,658

		5,762,030

Food/Beverage/Tobacco - 0.5%
B&G Foods (Units)	120,100	2,274,694
B&G Foods Cl. A	51,300	564,300
Hain Celestial Group [b,c]	37,800	1,115,100
Hershey Creamery	709	1,471,175

		5,425,269

Health, Beauty and Nutrition - 0.1%
NutriSystem [b,c]	35,000	527,450

Home Furnishing and Appliances - 1.8%
Aaron Rents	4,500	96,930
American Woodmark	77,635	1,596,176
DTS [b,c]	64,100	1,538,400
Ekornes	110,000	1,998,657
Ethan Allen Interiors	65,800	1,870,694
Hunter Douglas	30,000	2,029,370
Kimball International Cl. B	286,180	3,067,849
La-Z-Boy	68,200	568,788
Lewis Group	450,000	2,332,849
Nice	200,000	940,721
Rational	15,000	2,969,661
Universal Electronics [b,c]	10,000	242,100

		19,252,195

Household Products/Wares - 0.0%
Blyth	14,700	289,884

Sports and Recreation - 0.9%
Beneteau	105,000	2,821,784
Coachmen Industries [b,c]	47,700	142,146
Monaco Coach	166,650	1,579,842
Sturm, Ruger & Company [c]	272,900	2,248,696
Thor Industries	26,100	776,997
Winnebago Industries	97,500	1,647,750

		9,217,215

Total		61,893,514

Consumer Services – 4.2%
Direct Marketing - 0.2%
Takkt	130,000	2,337,380

Leisure and Entertainment - 0.0%
Shuffle Master [b,c]	15,000	80,250

Media and Broadcasting - 0.1%
Cox Radio Cl. A [b,c]	23,000	273,240
Discovery Holding Company Cl. B [b,c]	36,600	779,946

		1,053,186

Online Commerce - 0.1%
FTD Group	55,000	738,100

Restaurants and Lodgings – 0.8%
Benihana [c]	3,300	36,894
Benihana Cl. A [b,c]	6,600	74,382
CEC Entertainment [c]	116,000	3,350,080
Morgans Hotel Group [b,c]	90,000	1,333,800
Steak n Shake [c]	198,000	1,558,260
Tim Hortons	65,000	2,213,250

		8,566,666

Retail Stores - 3.0%
America’s Car-Mart [b,c]	95,400	1,201,086
AnnTaylor Stores [c]	50,000	1,209,000
Bulgari	320,000	3,710,072
CarMax [b,c]	90,000	1,747,800
Children’s Place Retail Stores [c]	13,670	335,735
Dress Barn (The) [b,c]	287,280	3,717,403
Fielmann	27,533	1,692,336
Gander Mountain [b,c]	53,300	324,064
Pier 1 Imports [b,c]	1,000,000	6,280,000
Stein Mart [b,c]	182,800	1,027,336
Tiffany & Co.	158,700	6,640,008
Tractor Supply [b,c]	21,200	837,824
Urban Outfitters [b,c]	27,000	846,450
West Marine [c]	131,100	913,767
Wet Seal (The) Cl. A [b,c]	162,000	549,180

		31,032,061

Total		43,807,643

Diversified Investment Companies – 0.8%
Closed-End Funds - 0.8%
AP Alternative Assets L.P. [c]	315,600	3,787,458
Central Fund of Canada Cl. A	211,500	2,660,670
Kohlberg Capital	179,900	1,867,362

Total		8,315,490

Financial Intermediaries – 13.3%
Banking - 6.0%
Abigail Adams National Bancorp	160,500	1,861,800
Ameriana Bancorp	40,000	349,200
Banca Finnat Euramerica	500,000	590,145
Bank of N.T. Butterfield & Son	408,375	7,085,306
Bank Sarasin & Cie Cl. B	150	652,611
Banque Privee Edmond de Rothschild	17	607,650
BB Holdings [c]	289,400	1,507,717
BOK Financial	164,227	8,577,576
Boston Private Financial Holdings	203,000	2,149,770
Cadence Financial	40,300	643,591
Center Bancorp	66,811	709,533
Centrue Financial	72,200	1,407,900
CFS Bancorp	265,000	3,808,050
CNB Financial	11,116	157,847
Commercial National Financial	54,900	881,145
Farmers & Merchants Bank of Long Beach	1,266	8,342,940
Fauquier Bankshares	160,800	2,894,400
Hawthorn Bancshares	44,400	1,221,000
Heritage Financial	20,615	358,701
HopFed Bancorp	112,500	1,415,250
Jefferson Bancshares	32,226	293,579
Kearny Financial	60,862	666,439
Mechanics Bank	200	3,500,000
Nexity Financial [c]	109,999	739,193
Old Point Financial	25,000	478,250
Peapack-Gladstone Financial	10,000	270,400
Peoples Community Bancorp [c]	179,310	715,447
Timberland Bancorp [a]	469,200	5,466,180
Tompkins Financial	17,545	863,214
Vontobel Holding	15,600	542,214
W Holding Company	935,400	1,113,126
Whitney Holding	40,500	1,003,995
Wilber Corporation	103,900	924,710
Wilmington Trust	31,000	964,100
Yadkin Valley Financial	3,800	48,070

		62,811,049

Insurance - 4.2%
Alleghany Corporation [c]	16,644	5,684,049
Argo Group International Holdings [c]	64,751	2,299,955
Aspen Insurance Holdings	64,000	1,688,320
Erie Indemnity Cl. A	91,500	4,683,885
First American	20,000	678,800
Greenlight Capital Re Cl. A [b,c]	80,500	1,497,300
Independence Holding	317,658	3,786,483
IPC Holdings	27,000	756,000
Leucadia National	44,940	2,032,187
Markel Corporation [c]	7,200	3,167,784
Montpelier Re Holdings	66,000	1,059,300
NYMAGIC	232,200	5,273,262
Old Republic International	20,000	258,200
ProAssurance Corporation [c]	33,070	1,780,158
RLI	99,724	4,943,319
Stewart Information Services	100,000	2,799,000
Wesco Financial	4,750	1,919,000

		44,307,002

Real Estate Investment Trusts - 0.1%
Gladstone Commercial	34,700	539,585

Securities Brokers - 2.4%
Broadpoint Securities Group [b,c]	200,100	366,183
Close Brothers Group	30,000	366,823
Cowen Group [b,c]	32,000	226,880
Duff & Phelps Cl. A [b,c]	5,000	89,950
DundeeWealth	33,300	392,547
E*TRADE Financial [b,c]	75,000	289,500
Egyptian Financial Group-Hermes Holding GDR	28,000	581,000
FBR Capital Markets [b,c]	290,600	1,961,550
HQ	26,000	683,743
Interactive Brokers Group Cl. A [b,c]	29,300	752,131
Investment Technology Group [b,c]	30,400	1,403,872
KBW [b,c]	70,058	1,544,779
LaBranche & Co [b,c]	137,000	595,950
Lazard Cl. A	176,700	6,749,940
MF Global [b,c]	25,000	247,750
Oppenheimer Holdings Cl. A	30,000	1,300,500
optionsxpress Holdings	53,000	1,097,630
Penson Worldwide [b,c]	50,000	461,500
Phatra Securities	575,000	651,354
Piper Jaffray [b,c]	105,700	3,589,572
Shinko Securities	464,300	1,357,016

		24,710,170

Other Financial Intermediaries - 0.6%
KKR Financial	421,404	5,334,975
KKR Private Equity Investors LLP	105,000	1,296,590

		6,631,565

Total		138,999,371

Financial Services – 14.0%
Diversified Financial Services - 1.1%
AmeriCredit Corporation [b,c]	18,870	190,021
Centerline Holding Company	59,600	241,976
Centerline Holding Company (Rights) [c,d]	59,600	0
Discover Financial Services	10,000	163,700
Encore Capital Group [b,c]	88,000	598,400
MarketAxess Holdings [c]	67,000	665,980
MoneyGram International [c]	428,500	797,010
Municipal Mortgage & Equity	40,300	200,694
Ocwen Financial [b,c]	173,600	770,784
Portfolio Recovery Associates [c]	62,100	2,663,469
World Acceptance [b,c]	143,700	4,576,845

		10,868,879

Information and Processing - 1.8%
Broadridge Financial Solutions	30,000	528,000
Global Payments	68,500	2,833,160
Interactive Data	134,300	3,823,521
MSCI Cl. A [b,c]	114,203	3,397,539
Paychex	30,000	1,027,800
PRG-Schultz International [b,c]	14,420	126,031
SEI Investments	291,800	7,204,542

		18,940,593

Insurance Brokers - 1.2%
Brown & Brown	115,000	1,998,700
Crawford & Company Cl. A [c]	289,200	1,301,400
Crawford & Company Cl. B [b,c]	162,300	852,075
Enstar Group [b,c]	7,000	778,890
Gallagher (Arthur J.) & Co.	111,200	2,626,544
Hilb Rogal & Hobbs	155,050	4,879,423

		12,437,032

Investment Management - 9.0%
A.F.P. Provida ADR	14,600	540,784
Aberdeen Asset Management	673,500	1,850,934
ADDENDA Capital	136,800	3,521,122
Affiliated Managers Group [b,c]	28,500	2,586,090
AllianceBernstein Holding L.P.	333,100	21,111,878
Anima	749,900	2,040,954
Ashmore Group	80,000	444,394
Australian Wealth Management	291,000	455,213
Azimut Holding	51,000	530,777
BKF Capital Group [b,c]	227,050	431,395
Calamos Asset Management Cl. A	45,000	732,600
Candover Investments	21,000	841,743
CapMan Cl. B	600,000	2,416,461
Cockleshell [c]	337,644	392,012
Coronation Fund Managers	446,000	343,866
Deutsche Beteiligungs	95,000	2,412,844
Eaton Vance	172,800	5,272,128
Equity Trustees	23,000	498,409
Evercore Partners Cl. A	276,800	4,913,200
F&C Asset Management	210,000	759,746
Federated Investors Cl. B	145,700	5,705,612
Fiducian Portfolio Services	227,000	488,973
GAMCO Investors Cl. A	133,600	6,728,096
GIMV	12,200	919,668
GP Investments BDR	91,333	2,769,086
Highbury Financial [b,c]	213,160	618,164
Investcorp Bank GDR [c]	22,000	564,300
JAFCO	37,300	1,248,746
MVC Capital	484,200	7,379,208
New Star Asset Management Group	126,500	288,665
Onex Corporation	50,000	1,458,912
Perpetual	11,100	546,270
Pzena Investment Management Cl. A	216,100	2,446,252
Rathbone Brothers	28,000	588,932
RHJ International [c]	177,500	2,005,902
Schroders	150,000	2,791,887
SHUAA Capital	320,000	631,705
SPARX Group	7,020	3,445,543
Tasmanian Perpetual Trustees	105,000	489,393
Trust Company	65,500	497,370
Value Partners Group	520,000	392,155

		94,101,389

Special Purpose Acquisition Corporation - 0.4%
Alternative Asset Management Acquisition (Units) [b,c]	250,000	2,490,000
Prospect Acquisition (Units) [c]	150,000	1,432,500

		3,922,500

Specialty Finance - 0.5%
Credit Acceptance [b,c]	224,601	3,488,054
MCG Capital	138,000	1,254,420
NGP Capital Resources	50,000	821,000

		5,563,474

Total		145,833,867

Health – 6.7%
Commercial Services - 1.1%
PAREXEL International [b,c]	427,100	11,147,310

Drugs and Biotech - 1.9%
Affymetrix [b,c]	10,000	174,100
Biovail Corporation	41,200	438,780
Endo Pharmaceuticals Holdings [c]	155,000	3,710,700
Genitope Corporation [b,c]	150,000	37,500
Human Genome Sciences [b,c]	90,000	530,100
K-V Pharmaceutical Cl. A [b,c]	51,500	1,285,440
Medicines Company (The) [b,c]	20,000	404,000
Millennium Pharmaceuticals [b,c]	100,000	1,546,000
Mylan [b]	52,200	605,520
Myriad Genetics [b,c]	50,000	2,014,500
Ore Pharmaceuticals [b,c]	589,900	323,265
Origin Agritech [b,c]	32,300	170,544
Perrigo Company	162,950	6,148,104
Pharmacyclics [b,c]	383,000	287,250
PharmaNet Development Group [b,c]	10,000	252,300
QLT [c]	114,070	404,948
Sinovac Biotech [b,c]	27,200	99,008
Sunesis Pharmaceuticals [b,c]	582,000	902,100
VIVUS [c]	163,300	984,699

		20,318,858

Health Services - 1.1%
Albany Molecular Research [c]	85,000	1,031,900
Cross Country Healthcare [c]	30,000	371,100
Eclipsys Corporation [b,c]	20,000	392,200
Gentiva Health Services [c]	30,150	656,064
HMS Holdings [b,c]	50,000	1,427,500
Lincare Holdings [c]	52,562	1,477,518
MedQuist [c]	73,893	665,037
On Assignment [b,c]	375,400	2,383,790
Paramount Acquisition (Units) [c]	280,000	1,792,000
Res-Care [b,c]	65,460	1,122,639

		11,319,748

Medical Products and Devices - 2.5%
Allied Healthcare Products [c]	190,612	1,177,982
ArthroCare Corporation [b,c]	10,000	333,500
Atrion Corporation	15,750	1,574,055
Bruker BioSciences [c]	370,200	5,697,378
Coloplast Cl. B	17,000	1,553,839
CONMED Corporation [b,c]	81,500	2,089,660
Golden Meditech	474,500	132,078
IDEXX Laboratories [c]	158,000	7,783,080
Schein (Henry) [b,c]	5,000	287,000
STERIS Corporation	98,600	2,645,438
Straumann Holding	1,000	285,548
Urologix [b,c]	445,500	369,765
Young Innovations	62,550	1,083,366
Zoll Medical [b,c]	40,400	1,074,236

		26,086,925

Personal Care - 0.1%
Nutraceutical International [c]	22,800	296,400
USANA Health Sciences [b,c]	38,900	856,967

		1,153,367

Total		70,026,208

Industrial Products – 19.6%
Automotive - 2.3%
Copart [c]	153,100	5,934,156
ElringKlinger	20,000	2,234,991
Fuel Systems Solutions [b,c]	22,500	299,925
International Textile Group [c]	85,000	140,250
LKQ Corporation [b,c]	375,000	8,426,250
Quantam Fuel Systems Technologies Worldwide [b,c]	15,500	14,725
SORL Auto Parts [b,c]	49,000	248,430
Superior Industries International	98,400	2,041,800
WABCO Holdings	98,800	4,507,256

		23,847,783

Building Systems and Components - 1.3%
Decker Manufacturing	6,022	210,770
Heywood Williams Group [c]	958,837	466,202
NCI Building Systems [c]	13,900	336,380
Preformed Line Products	91,600	4,459,088
Simpson Manufacturing	250,800	6,816,744
Somfy	5,000	1,255,055

		13,544,239

Construction Materials - 1.9%
Ash Grove Cement Cl. B	50,518	11,214,996
Duratex	45,300	787,141
Pretoria Portland Cement	400,000	1,975,952
United Rentals [b,c]	232,500	4,380,300
USG Corporation [b,c]	25,000	920,500

		19,278,889

Industrial Components - 1.5%
Barnes Group	20,000	459,000
CLARCOR	83,500	2,968,425
Donaldson Company	92,800	3,737,984
GrafTech International [b,c]	64,790	1,050,246
II-VI [c]	13,500	512,730
PerkinElmer	135,000	3,273,750
Powell Industries [c]	92,400	3,637,788

		15,639,923

Machinery - 7.1%
Astec Industries [b,c]	20,000	775,200
Baldor Electric	62,900	1,761,200
Bell Equipment	160,000	910,807
Burnham Holdings Cl. B	36,000	522,000
Coherent [c]	243,500	6,791,215
Diebold	73,600	2,763,680
Federal Signal	58,600	818,056
Franklin Electric	104,800	3,581,016
Graco	106,825	3,873,474
Hardinge	26,193	360,416
Haulotte Group	11,000	250,618
IDEX Corporation	54,000	1,657,260
Intermec [b,c]	23,000	510,370
Lincoln Electric Holdings	177,980	11,477,930
Manitou BF	65,000	2,452,853
Mueller Water Products Cl. A	72,500	593,050
Nordson Corporation	172,200	9,272,970
OSG Corporation	20,000	234,497
Pfeiffer Vacuum Technology	45,395	4,184,537
Rofin-Sinar Technologies [c]	236,000	10,596,400
Takatori Corporation	40,000	170,442
Vacon	55,000	2,431,113
Williams Controls [b,c]	37,499	514,861
Woodward Governor	289,600	7,738,112

		74,242,077

Metal Fabrication and Distribution - 1.3%
Commercial Metals	36,600	1,096,902
CompX International Cl. A	292,300	2,689,160
Gerdau Ameristeel	61,100	862,121
Kaydon Corporation	76,900	3,376,679
NN	197,100	1,917,783
RBC Bearings [b,c]	45,000	1,670,850
Reliance Steel & Aluminum	25,920	1,551,571
Sims Group	860	23,540

		13,188,606

Miscellaneous Manufacturing - 2.7%
Brady Corporation Cl. A	188,400	6,298,212
Broadwind Energy [b,c]	10,000	105,500
Matthews International Cl. A	100,000	4,825,000
Mettler-Toledo International [b,c]	28,700	2,787,344
Myers Industries	30,499	400,452
Peerless Manufacturing [c]	191,600	6,209,756
Raven Industries	86,200	2,611,860
Semperit AG Holding	55,500	2,186,381
Synalloy Corporation	198,800	2,417,408

		27,841,913

Paper and Packaging - 0.4%
Mayr-Melnhof Karton	36,000	3,638,855
Peak International [c]	408,400	784,128

		4,422,983

Specialty Chemicals and Materials - 1.1%
Aceto Corporation	119,710	830,787
American Vanguard	26,666	443,722
Cabot Corporation	161,000	4,508,000
Hawkins	206,878	3,144,546
Migao Corporation [c]	12,700	87,970
New Oriental Energy & Chemical [b,c]	1,000	4,720
Schulman (A.)	143,100	2,937,843

		11,957,588

Textiles - 0.0%
Unifi [c]	145,100	419,339

Total		204,383,340

Industrial Services – 14.5%
Advertising and Publishing - 0.6%
Focus Media Holding ADR [b,c]	71,900	2,527,285
Lamar Advertising Cl. A [c]	45,000	1,616,850
MDC Partners Cl. A [b,c]	60,000	436,200
Sun-Times Media Group Cl. A [b,c]	180,000	129,600
ValueClick [b,c]	45,000	776,250
Voyager Learning [b,c]	150,000	967,500

		6,453,685

Commercial Services - 6.0%
Allied Waste Industries [c]	188,800	2,040,928
Animal Health International [b,c]	30,000	328,200
Canadian Solar [b,c]	50,000	1,045,000
ChinaCast Education [b,c]	10,000	45,900
Convergys Corporation [b,c]	121,000	1,822,260
Corinthian Colleges [b,c]	106,500	769,995
CRA International [b,c]	79,287	2,548,284
Diamond Management & Technology Consultants	80,400	518,580
First Advantage Cl. A [b,c]	5,000	105,950
Forrester Research [c]	40,300	1,071,174
Global Sources [b,c]	3,900	57,915
Hewitt Associates Cl. A [b,c]	205,720	8,181,485
Iron Mountain [b,c]	210,862	5,575,191
ITT Educational Services [c]	95,000	4,363,350
Landauer	117,900	5,935,086
Learning Tree International [b,c]	53,400	748,668
MAXIMUS	127,900	4,695,209
Michael Page International	178,000	1,067,553
Monster Worldwide [b,c]	24,800	600,408
MPS Group [c]	564,600	6,673,572
New Horizons Worldwide [b,c]	228,600	342,900
Robert Half International	65,500	1,685,970
Sotheby’s	367,200	10,615,752
Spherion Corporation [b,c]	53,000	324,360
Steiner Leisure [b,c]	2,100	69,300
Travelcenters of America [b,c]	2,500	15,250
TRC Companies [c]	3,600	15,732
Viad Corporation	9,025	324,990
Wright Express [b,c]	30,000	921,900

		62,510,862

Engineering and Construction - 1.2%
Comstock Homebuilding Cl. A [b,c]	15,000	12,750
Desarrolladora Homex ADR [b,c]	9,800	568,890
Fleetwood Enterprises [c]	234,300	1,077,780
HLS Systems International [c]	110,720	852,544
Integrated Electrical Services [b,c]	350,400	5,504,784
KBR	140,000	3,882,200

		11,898,948

Food and Tobacco Processors - 0.4%
Agria Corporation ADR [b,c]	21,900	182,865
Astral Foods	80,000	956,753
HQ Sustainable Maritime Industries [b,c]	17,000	198,900
MGP Ingredients	127,400	890,526
Seneca Foods Cl. A [c]	80,000	1,680,000
Seneca Foods Cl. B [b,c]	13,251	271,645
Zhongpin [c]	17,500	170,275

		4,350,964

Industrial Distribution - 2.2%
Central Steel & Wire	6,062	4,122,160
Manutan International	8,945	777,258
MSC Industrial Direct Cl. A	74,300	3,139,175
Ritchie Bros. Auctioneers	183,400	15,060,808

		23,099,401

Printing - 0.1%
Bowne & Co.	68,100	1,038,525

Transportation and Logistics - 4.0%
Alexander & Baldwin	60,000	2,584,800
Atlas Air Worldwide Holdings [b,c]	17,000	935,000
C. H. Robinson Worldwide	80,000	4,352,000
Forward Air	269,750	9,559,940
Frozen Food Express Industries	286,635	2,275,882
Hub Group Cl. A [b,c]	174,400	5,736,016
Landstar System	96,200	5,017,792
Patriot Transportation Holding [c]	72,300	5,671,212
Universal Truckload Services [c]	115,100	2,402,137
UTI Worldwide	175,000	3,514,000

		42,048,779

Total		151,401,164

Natural Resources – 9.7%
Energy Services - 4.5%
Cal Dive International [b,c]	50,000	519,000
Carbo Ceramics	155,200	6,223,520
Core Laboratories [b,c]	10,000	1,193,000
Ensign Energy Services	126,300	2,462,139
Exterran Holdings [b,c]	103,600	6,686,344
Global Industries [b,c]	54,500	876,905
Helix Energy Solutions Group [b,c]	34,226	1,078,119
Helmerich & Payne	80,600	3,777,722
ION Geophysical [c]	464,500	6,410,100
National Fuel Gas	22,500	1,062,225
RPC	25,000	379,750
SEACOR Holdings [b,c]	127,300	10,866,328
Superior Offshore International [b,c]	10,000	33,100
TETRA Technologies [b,c]	68,000	1,077,120
Willbros Group [c]	103,800	3,176,280
World Fuel Services	50,000	1,403,500

		47,225,152

Oil and Gas - 1.5%
Bill Barrett [c]	50,000	2,362,500
Carrizo Oil & Gas [b,c]	41,700	2,471,559
Cimarex Energy	115,490	6,321,923
Edge Petroleum [c]	326,900	1,317,407
Penn Virginia	32,880	1,449,679
PetroCorp [c,d]	61,400	0
Storm Cat Energy [b,c]	330,800	244,792
W&T Offshore	25,000	852,750

		15,020,610

Precious Metals and Mining - 2.4%
Centerra Gold [c]	30,000	393,395
Endeavour Mining Capital	150,000	1,015,636
Etruscan Resources [c]	745,900	1,773,098
Gammon Gold [b,c]	198,300	1,489,233
Golden Star Resources [b,c]	175,000	600,250
Harry Winston Diamond	10,000	239,100
Hecla Mining [c]	490,500	5,473,980
IAMGOLD Corporation	335,620	2,460,095
International Coal Group [b,c]	189,000	1,200,150
Kimber Resources [b,c]	560,000	896,000
Kinross Gold	40,286	890,723
Metorex [c]	1,000,000	2,579,786
Northam Platinum	150,000	1,312,354
Northgate Minerals [c]	120,000	382,800
NovaGold Resources [c]	45,000	346,950
Pan American Silver [b,c]	41,000	1,573,170
Royal Gold	34,400	1,037,848
Yamana Gold	113,525	1,659,736

		25,324,304

Real Estate - 1.3%
Alico	27,000	1,192,050
Consolidated-Tomoka Land	13,564	760,262
PICO Holdings [b,c]	75,200	2,273,296
SARE Holding Cl. B [c]	730,000	1,008,292
Tejon Ranch [b,c]	70,000	2,612,400
The St. Joe Company [b,c]	132,100	5,671,053

		13,517,353

Total		101,087,419

Technology – 21.1%
Aerospace and Defense - 0.9%
AerCap Holdings [b,c]	45,000	791,100
Astronics Corporation [c]	52,400	1,012,368
Ducommun [c]	117,200	3,242,924
HEICO Corporation	39,000	1,901,250
Hexcel Corporation [b,c]	47,500	907,725
Integral Systems [c]	39,876	1,165,575

		9,020,942

Components and Systems - 5.9%
Analogic Corporation	40,135	2,670,583
Belden	57,800	2,041,496
Benchmark Electronics [c]	208,200	3,737,190
CheckpointSystems [c]	56,060	1,505,211
China Security & Surveillance Technology [b,c]	6,000	106,500
Dionex Corporation [c]	81,000	6,236,190
Electronics for Imaging [b,c]	25,000	373,000
Energy Conversion Devices [b,c]	105,500	3,154,450
Excel Technology [c]	168,500	4,542,760
Hutchinson Technology [b,c]	47,500	755,725
Imation Corporation	15,700	357,018
InFocus Corporation [c]	228,100	426,547
KEMET Corporation [c]	95,600	386,224
Methode Electronics	50,000	584,500
Nam Tai Electronics	23,400	224,640
Newport Corporation [b,c]	592,200	6,614,874
Perceptron [c]	357,700	4,532,059
Plexus Corporation [c]	300,700	8,434,635
Radiant Systems [b,c]	32,500	454,025
Richardson Electronics	116,700	493,641
Technitrol	261,200	6,041,556
Teradata Corporation [b,c]	35,000	772,100
TTM Technologies [c]	221,400	2,506,248
Vishay Intertechnology [c]	186,000	1,685,160
Zebra Technologies Cl. A [c]	76,525	2,549,813

		61,186,145

Distribution - 0.8%
Agilysys	165,125	1,915,450
Anixter International [c]	61,795	3,957,352
China 3C Group [c]	36,300	49,005
Tech Data [b,c]	86,500	2,837,200

		8,759,007

Internet Software and Services - 1.1%
Arbinet-thexchange [b]	87,200	365,368
CDC Corporation Cl. A [b,c]	12,000	42,360
CMGI [b,c]	173,500	2,300,610
CNET Networks [b,c]	155,400	1,103,340
CryptoLogic	68,500	1,086,410
CyberSource Corporation [b,c]	10,000	146,100
EarthLink [b,c]	55,200	416,760
j2 Global Communications [b,c]	43,420	969,134
Jupitermedia Corporation [b,c]	525,000	1,097,250
Kongzhong Corporation ADR [b,c]	8,300	35,939
Lionbridge Technologies [c]	37,500	125,625
Perficient [b,c]	10,000	79,400
RealNetworks [c]	245,400	1,406,142
SkyTerra Communications [c]	62,200	447,840
SupportSoft [c]	220,000	726,000
VeriSign [b,c]	24,800	824,352

		11,172,630

IT Services - 2.9%
Alten [c]	71,000	2,098,559
BearingPoint [b,c]	529,100	888,888
Black Box	47,000	1,449,950
CACI International Cl. A [b,c]	10,000	455,500
CIBER [c]	10,000	49,000
Cogent Communications Group [b,c]	204,200	3,738,902
Computer Task Group [c]	101,100	416,532
DST Systems [b,c]	5,000	328,700
Gartner [c]	213,000	4,119,420
Hackett Group [c]	655,000	2,561,050
Metavante Technologies [b,c]	20,000	399,800
Sapient Corporation [b,c]	806,602	5,613,950
Syntel	152,679	4,068,896
Total System Services	25,000	591,500
TriZetto Group (The) [b,c]	215,200	3,591,688
Yucheng Technologies [b,c]	16,400	271,420

		30,643,755

Semiconductors and Equipment - 3.5%
Actions Semiconductor ADR [c]	61,000	180,560
BE Semiconductor Industries [b,c]	58,000	290,000
Brooks Automation [c]	5,152	50,077
CEVA [c]	31,666	242,245
Cognex Corporation	236,200	5,156,246
Diodes [c]	297,450	6,532,002
Dolby Laboratories Cl. A [c]	153,900	5,580,414
DSP Group [b,c]	115,000	1,465,100
Exar Corporation [b,c]	232,576	1,914,101
Fairchild Semiconductor International [c]	51,200	610,304
Himax Technologies ADR [c]	100,000	485,000
Image Sensing Systems [b,c]	8,310	102,213
International Rectifier [b,c]	120,000	2,580,000
Intevac [b,c]	57,450	743,978
Jazz Technologies (Units) [c]	805,000	483,000
Jinpan International	6,700	200,196
Kulicke & Soffa Industries [c]	105,800	505,724
Maxwell Technologies [c]	21,500	219,085
Novellus Systems [b,c]	12,000	252,600
ON Semiconductor [b,c]	2,000	11,360
Power Integrations [b,c]	49,000	1,433,740
Sanmina-SCI Corporation [b,c]	200,000	324,000
Semitool [c]	50,000	416,000
Vaisala Cl. A	100,000	4,508,238
Veeco Instruments [b,c]	65,000	1,080,950
Vimicro International ADR [b,c]	270,000	742,500
Virage Logic [b,c]	120,000	691,200

		36,800,833

Software - 4.1%
ACI Worldwide [c]	233,150	4,644,348
Advent Software [b,c]	190,900	8,136,158
ANSYS [b,c]	100,000	3,452,000
Aspen Technology [c]	27,100	345,254
Avid Technology [c]	71,000	1,728,140
Borland Software [c]	280,000	565,600
China Fire & Security Group [c]	16,300	114,263
Datasul	150,000	1,495,982
Epicor Software [c]	79,900	894,880
JDA Software Group [b,c]	99,900	1,823,175
ManTech International Cl. A [b,c]	119,400	5,415,984
MSC.Software [b,c]	50,000	649,500
Net 1 UEPS Technologies [b,c]	50,000	1,127,500
Pegasystems	25,000	240,750
PLATO Learning [c]	149,642	438,451
Progress Software [b,c]	30,500	912,560
Renaissance Learning	15,000	209,850
SPSS [c]	179,600	6,964,888
Sybase [b,c]	82,600	2,172,380
THQ [b,c]	20,000	436,000
Verint Systems [b,c]	40,000	645,200

		42,412,863

Telecommunications - 1.9%
Adaptec [b,c]	2,584,100	7,597,254
ADTRAN	65,000	1,202,500
Catapult Communications [c]	87,100	448,565
China GrenTech ADR [b,c]	8,700	44,544
China Mobile Media Technology [c]	160,200	33,642
Comtech Group [b,c]	20,400	220,116
Covad Communications Group [c]	35,000	33,950
Foundry Networks [c]	298,600	3,457,788
Globalstar [b,c]	50,000	364,500
Globecomm Systems [c]	233,700	2,033,190
IDT Corporation [c]	108,400	362,056
IDT Corporation Cl. B [c]	95,000	367,650
Level 3 Communications [b,c]	401,341	850,843
NMS Communications [b,c]	380,000	570,000
Sycamore Networks [b,c]	191,000	699,060
Tandberg	56,000	841,587
Tollgrade Communications [c]	20,000	104,800
UTStarcom [b,c]	50,000	142,000
Zhone Technologies [c]	965,000	945,700

		20,319,745

Total		220,315,920

Utilities – 0.2%
CH Energy Group	44,500	1,731,050
Southern Union	11,576	269,373

Total		2,000,423

Miscellaneous [e] – 1.5%
Total		15,526,812

TOTAL COMMON STOCKS
(Cost $919,359,523)		1,163,591,171

PREFERRED STOCKS – 0.4%
Duratex	100,000	1,913,718
Seneca Foods Conv. [c,d]	85,000	1,606,500

TOTAL PREFERRED STOCKS
(Cost $3,614,915)		3,520,218

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.0%
Dixie Group 7.00%
Conv. Sub. Deb. due 5/15/12 (Cost $300,581)	$352,000	330,880

REPURCHASE AGREEMENT – 11.9%
State Street Bank & Trust Company,
2.10% dated 3/31/08, due 4/1/08,
maturity value $124,345,253 (collateralized
by obligations of various U.S. Government
Agencies, valued at $127,449,906)
(Cost $124,338,000)		124,338,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 14.3%
Fannie Mae-Notes
6.11%
due 8/24/27	42,092	42,336
Federal Home Loan Bank-Bonds
5.25%-5.50%
due 5/7/10-6/25/10	25,671	26,150
Federal National Mortgage Association-Bonds
5.25%
due 8/1/12	20,907	21,079
Freddie Mac-Discount Notes
4.625%-6.00%
due 6/4/15-6/5/17	51,236	52,092
U.S. Treasury Bonds
1.75%-8.875%
due 2/15/19-2/15/36	810,603	817,061
U.S. Treasury Notes
0.875%-5.00%
due 5/15/08-5/15/15	142,295	142,773
U.S. Treasury Strip-Interest
due 5/15/20-8/15/21	9,554	9,554
U.S. Treasury Strip-Principal
due 11/15/27	3,816	3,816
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-3.1825%)		147,943,652

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $149,058,513)	149,058,513

TOTAL INVESTMENTS – 138.2%
(Cost $1,196,671,532)	1,440,838,782

LIABILITIES LESS CASH AND OTHER ASSETS – (17.1)%	(178,367,867)

PREFERRED STOCK – (21.1)%	(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%	$1,042,470,915

[a]
At March 31, 2008, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies during the period ended March 31, 2008:

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/07	12/31/07	Purchases	Sales	(Loss)	Income	3/31/08	3/31/08

Delta Apparel	580,760	$4,152,434	$168,149	-	-	$-	605,560	$3,657,582
Timberland Bancorp	469,200	5,714,856	-	-	-	51,612	469,200	5,466,180

		$9,867,290			-	$51,612		$9,123,762

[b]	All or a portion of these securities were on loan at March 31, 2008. Total market value of loaned securities at March 31, 2008 was $144,966,651.
[c]	Non-income producing.
[d]
Securities for which market quotations are no longer readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

[e]	Includes securities first acquired in 2008 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,198,243,282. At March 31, 2008, net unrealized appreciation for all securities was $242,595,500, consisting of aggregate gross unrealized appreciation of $370,516,113 and aggregate gross unrealized depreciation of $127,920,613. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 - significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Level 1	Level 2	Level 3	Total

$1,023,919,022	$415,313,260	$1,606,500	$1,440,838,782

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:

The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 27, 2008

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: May 27, 2008